Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

Note 16—Commitments and Contingencies

The Karlsson Group Acquisition

In conjunction with the Karlsson Group Acquisition, we have the following commitments and contingencies:

a)             if we are unable to prepay the entire $25 million discounted payoff amount of the KG Note balance on or before March 10, 2014 pursuant to the December 10, 2013 extension agreement with the Karlsson Group or extend the due date of this payment, we will be in default of the KG Note without any ability to cure the default and with all amounts then owing to be immediately due and payable as provided for under our debt agreement with the Karlsson Group that was in effect just prior to the extension agreement, which we estimate would total $151.7 million at March 10, 2014. The Karlsson Group would also have the right to foreclose on all of our assets. We will not be able to raise the money to pay off the Karlsson Group debt on or before March 10, 2014 and are in discussions with the Karlsson Group to extend the due date of this payment. We may decide to file bankruptcy if we cannot raise sufficient funds to continue our operations.

b)             for any amounts raised by the Company through any equity or debt offering, we are required to:

•                  place 50% of the net proceeds of the next $18.8 million of capital raised into escrow (for a total of $9.4 million), which funds may be released solely to fund specified development expenses for the Holbrook Project.

•                  pay the Karlsson Group 10% of the gross proceeds raised as a prepayment of the outstanding KG Note balance.

c)              to the extent we are unable to retire the KG Note for the discounted payoff amount of $25 million on or before March 10, 2014 which we will not make, we have agreed to compensate the Karlsson Group for any incremental income tax liabilities attributable to an increase in federal or state income tax rates over the tax rates that were in effect for 2012, such that they are made whole with respect to any such increase in tax liabilities. We have also agreed to compensate the Karlsson Group for certain interest charges imposed on the deferred tax liabilities as a result of the application the “installment sale” rules of the Internal Revenue Code.

d)             in the event of a sale, directly or indirectly, of at least 50% of AWP or a merger of AWP with or into an unaffiliated entity on or prior to February 1, 2018, the Karlsson Group is entitled to a one-time payment of 10% of the net proceeds in excess of $200 million received by the Company.

e)              we are required to pay the Karlsson Group 2% of gross potash sales from any of our current or future acquired leases, licenses and permits.

f)               we have agreed to adjust the exercise price on the 172,117 warrants currently held by the Karlsson Group to the lowest price per share of our common stock sold between November 14, 2013 and March 10, 2014, but in no event higher than the current exercise price of $12.50 per share for the warrant issued on May 30, 2012 and $6.00 per share for the warrant issued on June 26, 2013.

g)              upon payment of the discounted payoff amount of $25 million on or before March 10, 2014 which we will not make, we have agreed to:

•                  grant the Karlsson Group a new, five year warrant for 750,000 shares having an exercise price equal to the lowest price per share of our common stock sold between November 14, 2013 and March 10, 2014.

•                  pay the Karlsson Group’s legal fees in connection with the preparation and negotiation of the December 10, 2013 extension agreement. In connection with this, we made a payment of $50,000 on December 13, 2013 and $100,000 on February 12, 2014.  Any remaining balance is due and payable on the earlier of (i) March 10, 2014 and (ii) two days following payment of the $25 million discounted payoff amount.  Our December 31, 2013 financial statements include an accrual of $30,000 reflecting our best estimate of these remaining legal fees to be paid although the actual amount could be substantially more or less than this amount.

Royalties

In addition to the 2% royalty to the Karlsson Group, we have the following royalty or revenue interest commitments once we have production from our Holbrook Project:

•                  1% revenue interest to Buffalo Management;

•                  1% royalty interest to Grandhaven;

•                  Royalties of a sliding scale nature on gross sales from our private mineral estate sections;

•                  Royalties of a sliding scale nature on gross sales from our Arizona state sections, although no formal agreement has been made at his time.

Grandhaven Royalty Interest

Grandhaven holds a 1% overriding royalty interest in the gross proceeds received by our subsidiary AWP from the extraction of potash from lands and state exploration permits held by AWP on November 22, 2011. Grandhaven also holds an option (the “Grandhaven Option”), that just became effective on December 31, 2013 and is now exercisable at any time, to receive shares of our common stock valued at $212.50 per share in exchange for the fair market value of any royalty interest surrendered.

In addition, if;

(i) the Arizona State Land Department declines to issue any lease to us with respect to any state exploration permit, or

(ii) the Arizona State Land Department terminates any state exploration permit, or

(iii) the Arizona State Land Department refuses to consent to the assignment of any royalty interests in any Arizona state lease, or requires any reduction of or imposes any condition on such royalty interests as a condition of approving an assignment of such royalty interests or approving any royalty reduction or other action with respect to a state lease, then Grandhaven has the option to receive substitute royalty interests from us in the same number of acres in portions of our private mineral leases, in a percentage sufficient to compensate Grandhaven for the reduced royalty interests in the affected state leases.

If we have not been issued any Arizona state leases as of the date that we convey the assignment of the royalty interest in our private mineral leases, Grandhaven may elect to exchange their royalty in our Arizona state leases for a 1.388% royalty interest in all of our private mineral leases.

On February 7, 2014 we received notice from Grandhaven regarding the closing of the conveyance of their royalty interests in the fee and state mineral rights owned by AWP. As of February 25 the assignment of their royalty interest had not been completed.

Major Contractual Obligations

(amounts in thousands)	Less than 1-year		1-2 years	Thereafter	Total

Debt obligations*	25,000	*	—	—	25,000	*
Land and lease payment**	336		609	582	1,527

*Assumes the Company’s prepayment of the Karlsson Note on March 10, 2014 for the discounted payment amount of $25.0 million and the simultaneous extinguishment of the Apollo Notes for shares of our common stock. If we are unable to pay the $25.0 million discounted amount on the Karlsson Note by March 10, 2014, the entire undiscounted amount then owing under the Karlsson Note as well as the amounts then owing under the Apollo Notes would become immediately due and payable, totaling $159.1 million as of that date.

** Amounts may change in the future as mineral leases are converted to mining leases.

The Apollo Notes

On January 10, 2014 we entered into an agreement with the holders of our Apollo notes pursuant to which we owed an aggregate amount of approximately $7.3 million in principal and interest at December 31, 2013.  This agreement provides that upon repayment or extinguishment of our senior secured debt owing to the Karlsson Group on or before March 10, 2014 in accordance with the terms of the December 10, 2013 extension agreement, and in any event for consideration having an aggregate value less than or equal to 17.0% of the aggregate amount owed under the Karlsson Group debt (including in respect of accrued interest and tax gross-up obligations), we may repay the Apollo notes by issuance of a number of shares of our common stock with an aggregate value of 17% of all amounts owing under the Apollo notes (including accrued interest). To the extent we have not repaid or extinguished the Karlsson debt on or before March 10, 2014, the entire aggregate amount of approximately $7.4 million due under the Apollo Notes as of March 10, 2014 would be immediately due and payable.

In the event of any equity or debt offering completed by the Company while the Apollo notes remain outstanding, we have agreed to pay Apollo 10% of the gross proceeds raised as a prepayment of the outstanding principal.

Common Stock and Warrant Commitments

As of December 31, 2013, the Company had remaining commitments to issue an additional 9,000 shares of our common in exchange for services under an investor relations consulting agreement with COR Advisors LLC. The 9,000 shares of common stock are due in quarterly increments of 1,500 shares each with the next quarterly increment having been issued on January 5, 2014. We do not pay a cash fee under this agreement.

As of December 31, 2013, we had 3,936,677 Series A warrants outstanding having full ratchet anti-dilution protection rights and another 1,787,171 warrants containing full ratchet protection rights to $3.50 per share. The exercise price for all of these warrants is $4.05 and all have an expiration date in 2018.

•                  On February 12, 2014 we reduced the exercise price on 747,298 of our Series A Warrants issued in our June 2013 public offering from $4.05 to $1.50 and all 747,298 of these warrants were exercised.  In conjunction with the exercise we issued the investors 747,298 new Series A Warrants with an exercise price of $1.50, exercisable for five years only upon stockholder approval of the exercise.  Pursuant to the full ratchet anti-dilution terms in our Series A Warrants, the exercise price of our remaining outstanding Series A Warrants were adjusted to $1.50 and we issued an additional 5,467,779 Series A Warrants to holders.  As of February 25, 2014 we had 9,404,456 Series A Warrants outstanding.

At December 31, 2013, 916,668 Series B Warrants were outstanding, all of which expired on January 9, 2014 unexercised. These Series B Warrants had an exercise price of $6.00 per share and were exercisable for one share of our common stock and one Series A Warrant. Each Series A Warrant issued in the exercise of a Series B Warrant would have had a five year term, an initial exercise price of $6.00 and full ratchet anti-dilution protection.

At December 31, 2013, 1,787,171 warrants with an exercise price of $4.05 per share were held by Buffalo Management.  These warrants have full ratchet anti-dilution protection down to an issuance price of $3.50 per share.

•                  In conjunction with the February 12, 2014 capital raise the strike price on the 1,787,171 Buffalo warrants was reduced from $4.05 to $3.50 and we issued Buffalo Management 280,841 additional warrants with a strike price of $3.50 pursuant to the full ratchet anti-dilution provision.

For warrants with full ratchet anti-dilution protection, any issuances of common stock (or securities exercisable into common stock) at a price below the exercise price of the warrants results in a reduction in the exercise price of the warrants to the new issuance or strike price and a corresponding increase in the number of warrants issued. For example, if an investor held 300 warrants with an exercise price of $4.00 and we issued new shares of common stock at $3.00 per share, the strike price on the warrants would be reduced to $3.00 and the investor would receive an additional 100 warrants with a $3.00 exercise price.

As noted above, the Company also has commitments to (i) adjust the exercise price on the 172,117 warrants currently held by the Karlsson Group to the lowest price per share of our common stock sold between November 14, 2013 and March 10, 2014 and (ii) grant the Karlsson Group a new, five year warrant for 750,000 shares having an exercise price equal to the lowest price per share of our common stock sold between November 14, 2013 and March 10, 2014.

Litigation

On April 26, 2013, we received correspondence from a stockholder who purchased $10.0 million of shares in our November 2012 public offering asserting a right to rescind the purchase based on violation of securities laws in connection with that offering.  In a related letter dated June 14, 2013, the four underwriters in our November 2012 public offering notified us that they received a letter from the same stockholder in which the stockholder sought to void its purchase of shares in our November 2012 public offering. Pursuant to the terms of the underwriting agreement we entered into with the underwriters in our November 2012 public offering, we could be required to appoint counsel for the underwriters to advise on this matter, subject to their determination that counsel is satisfactory, or, alternatively, we could be required to authorize the underwriters to employ counsel at our expense. We believe the claim is without merit and intend to vigorously defend against it.  No litigation has been commenced in this matter.

In the normal course of operations, Prospect and its subsidiaries may be subject to litigation. As of December 31, 2013, there were no material litigation matters. The Company holds various insurance policies in an attempt to protect it and investors.

Note 16—Commitments and Contingencies

Litigation

We have received correspondence from a shareholder who purchased $10 million of shares in our November 2012 public offering asserting a right to rescind the purchase based on violation of securities laws in connection with that offering.  We believe the claim is without merit and are vigorously defending against it.  No litigation has been commenced in this matter. In a letter dated June 14, 2013, the four underwriters in our November 2012 public offering notified us that they received a letter from this stockholder in which the stockholder elected to void its purchase of shares in our November 2012 public offering. Pursuant to the terms of the underwriting agreement we entered into with the underwriters in our November 2012 public offering, the underwriters requested that we appoint counsel for the underwriters to advise on this matter, subject to their determination that counsel is satisfactory, or, alternatively, we may authorize the underwriters to employ counsel at our expense.

In the normal course of operations, Prospect and its subsidiaries may be subject to litigation. As of March 31, 2013, there were no material litigation matters. The Company holds various insurance policies in an attempt to protect it and investors.

The Karlsson Group Acquisition

The execution of The Karlsson Group Acquisition agreements (and subsequent amendments thereto in April and June 2013, refer to Note 18—Subsequent Events) subjected the Company to various commitments and contingencies, including:

a)  We granted The Karlsson Group the future right to receive payments equal to 2% of the gross sales received by us from potash production from any property over which we currently have leases, licenses and permits or which AWP may hereafter acquire.

b)  In the event of a sale of at least 50% of AWP or a merger of AWP with or into an unaffiliated entity on or prior to February 1, 2018, we agreed to pay The Karlsson Group an additional payment equal to 15% of the net proceeds received from the transaction, capped at $75.0 million (a “Supplemental Payment”).

c)  The Karlsson Group will recognize taxable gain on principal payments that it receives under the Karlsson Note.  We agreed to compensate The Karlsson Group for any incremental income tax liabilities attributable to an increase in federal or state income tax rates over the tax rates that were in effect for 2012, such that the Karlsson Group is made whole with respect to any such increase in tax liabilities.  We also agreed to compensate The Karlsson Group for certain interest charges imposed on the deferred tax liabilities as a result of the application the “installment sale” rules of the Internal Revenue Code.  Based on current tax and interest rates, the combined cost of these “gross-up” payments would be approximately $26.3 million.  However, this is an estimate only, and the amount of the tax gross-up payments is subject to change based on future tax rate changes and/or changes in certain interest rates published by the Internal Revenue Service.

d)  We are required to meet the following development milestones: (i) complete total depth on at least eight wells on or before November 1, 2013, (ii) deliver a completed and updated final NI 43-101 resource report on or before February 1, 2014, (iii) deliver completed metallurgical and rock mechanic test work results that will be used to complete the mine and processing plant designs for the definitive feasibility study on or before June 1, 2014 and (iv) deliver a completed and published definitive feasibility study on or before December 31, 2014.  We will need to raise additional capital beyond what has already been raised to complete these development milestones. If we are unable to raise the necessary funds to satisfy these development milestones, The Karlsson Group could declare us to be in default, causing all of our then outstanding debt to be immediately due and payable and allowing The Karlsson Group to foreclose on their collateral.. Refer to Note 18—Subsequent Events for additional information.

The Apollo Notes

In the event of any equity or debt offering completed by the Company while the Apollo Notes remain outstanding, we have agreed to pay Apollo 10% of the gross proceeds raised (following the first $10.0 million of capital raised) as a prepayment of the outstanding principal.

Buffalo Management Royalty Amendment

In connection with restructuring the Karlsson senior debt, we were required to increase Karlsson’s royalty interest from 1% to 2% without increasing the aggregate amount of royalty interests payable to third parties in the aggregate. In order to achieve this result, we negotiated with Buffalo Management, or Buffalo, to reduce our royalty payable to Buffalo from 2% to 1%. We agreed to compensate Buffalo for this royalty reduction by giving Buffalo either, or a combination of, at its election, (i) equity securities (that may include common stock, preferred stock or warrants for common stock as mutually agreed) equal in value to the determined fair market value of the royalty surrendered or (ii) preferred stock that is redeemable after we commence receiving revenues from the Holbrook Project for the determined fair market value plus accrued interest; provided that no securities shall be issued to Buffalo prior to July 1, 2013 and provided further that in no event will any equity securities or securities convertible into equity securities issued to Buffalo (x) exceed 10% of our outstanding capital stock or (y) be redeemable for aggregate consideration exceeding 10% of our equity market capitalization. To value the surrendered royalty we agreed to engage a third party valuation firm reasonably satisfactory to Buffalo.

Common Stock and Warrant Commitments

As of March 31, 2013, the Company had commitments to issue an additional 13,500 shares of our common stock and 1,600 warrants to purchase shares of our common stock in exchange for services under existing consulting contracts.  The 13,500 shares of common stock are due in quarterly increments of 1,500 shares each, with the next increment being due on April 5, 2013.  The 1,600 warrants are due in monthly tranches of 200 immediately exercisable warrants, with each such warrant tranche having a five year duration and a strike price equal to the most recent sales price of our common stock as reported on Nasdaq.  The due date for the next warrant tranche is April 1, 2013. As of the July 1, 2013, these commitments had been reduced to 1,200 shares of our common stock and 800 warrants to purchase shares of our common stock.